Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	₱ 530	₱ 358	₱ 311
Other long-term employee benefits (Note 25)	121	480	115
Post-employment benefits (Note 25)	26	22	21
Total compensation paid to key officers of the PLDT Group	₱ 677	₱ 860	₱ 447